Commitments	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
Commitments
25.	COMMITMENTS

The Company’s commitments as of December 31, 2019 were as follows:

In millions of U.S. dollars	Total	2020	2021	2022	2023	2024	Thereafter
Purchase obligations	1,576	1,003	202	165	72	69	65
of which:
Equipment purchase	514	514	—	—	—	—	—
Foundry purchase	905	372	165	162	72	69	65
Software, design, technologies and licenses	157	117	37	3	—	—	—
Other obligations	436	338	45	25	17	8	3
Total	2,012	1,341	247	190	89	77	68

Purchase obligations are primarily comprised of purchase commitments for equipment, for outsourced foundry wafers and for software licenses.

Other obligations primarily relate to firm contractual commitments with respect to partnership and cooperation agreements and other service agreements.